Related Party Transaction (Details) - Schedule of loans receivable - related party - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction (Details) - Schedule of loans receivable - related party [Line Items]
Other receivable - related party total		$ 887,955	$ 1,284,676
Beijing Sipaike Customer Management Consulting Co., Ltd. [Member]
Related Party Transaction (Details) - Schedule of loans receivable - related party [Line Items]
Relationship	[1]	Under common control of shareholder of Puhui Beijing
Nature	[1]	Short term cash advance
Other receivable - related party total	[1]	$ 885,107	1,269,138
Beijing DongfangHenghui Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of loans receivable - related party [Line Items]
Relationship		Shareholder of Puhui Beijing
Nature		Short term cash advance
Other receivable - related party total		$ 2,848	$ 15,538

[1]	As of June 30, 2020, the Company advanced RMB 8.9 million or approximately $1.3 million to Beijing Sipaike Customer Management Consulting Co., Ltd. The loans are due on demand and bear an interest rate is 0.5% per month. For the year ended June 30, 2021, the Company received repayment of approximately $510,000 and the Company waived the interest for 2021. Interest income amounted to approximately nil and $49,000 for the years ended June 30, 2021 and 2020, respectively.